Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2021
Disclosure of unconsolidated structured entities [abstract]
Interests in unconsolidated structured entities

46.	Interests in unconsolidated structured entities

(a)	The nature and extent of interests in unconsolidated structured entities
The Group involved in assets-backed securitization, structured financing, beneficiary certificates (primarily investment funds) and other structured entities and characteristics of these structured entities are as follows:

Description
Assets-backed securitization
Securitization vehicles are established to buy assets from originators and issue asset-backed securities in order to facilitate the originators’ funding activities and enhance their financial soundness. The Group is involved in the securitization vehicles by purchasing (or committing to purchase) the asset-backed securities issued and/or providing other forms of credit enhancement.

The Group does not consolidate a securitization vehicle if (i) the Group is unable to make or approve decisions as to the modification of the terms and conditions of the securities issued by such vehicle or disposal of such vehicles’ assets, (ii) (even if the Group is so able) if the Group does not have the exclusive or primary power to do so, or (iii) if the Group does not have exposure, or right, to a significant amount of variable returns from such entity due to the purchase (or commitment to purchase) of asset-backed securities so issued or subordinated obligations or by providing other forms of credit support.

Structured financing	Structured entities for project financing are established to raise funds and invest in a specific project such as M&A (mergers and acquisitions), BTL (build-transfer-lease), shipping finance, etc. The Group is involved in the structured entities by originating loans, investing in equity, or providing credit enhancement.

Investment fund	Investment fund means an investment trust, a PEF (private equity fund) or a partnership which invests in a group of assets such as stocks or bonds by issuing a type of beneficiary certificates to raise funds from the general public, and distributes its income and capital gains to their investors. The Group manages assets by investing in shares of investment fund or playing a role of an operator or a GP (general partner) of investment fund, on behalf of other investors.
The size of unconsolidated structured entities as of December 31, 2020 and 2021 are as follows:

	2020		2021
Total assets:
Asset-backed securitization	~~W~~	253,958,036	248,200,446
Structured financing		257,475,395	255,854,384
Investment fund		203,863,889	301,241,508

	~~W~~	715,297,320	805,296,338

(b)	Nature of risks
i) The carrying values of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2020 and 2021 are as follows:

	2020
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	10,007	396,006	—	406,013
Loan at amortized cost		882,708	11,631,322	80,166	12,594,196
Securities at fair value through profit or loss		4,703,527	200,966	9,403,611	14,308,104
Derivate assets		10,353	1,050	—	11,403
Securities at fair value through other comprehensive income		2,105,239	122,664	—	2,227,903
Securities at amortized cost		6,294,228	—	—	6,294,228
Other assets		2,019	59,980	4,936	66,935

	~~W~~	14,008,081	12,411,988	9,488,713	35,908,782

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	582	—	—	582
Other liabilities		2,610	21,421	—	24,031

	~~W~~	3,192	21,421	—	24,613

	2021
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	16,352	156,630	42,231	215,213
Loan at amortized cost		731,184	13,548,490	155,572	14,435,246
Securities at fair value through profit or loss		3,752,394	235,238	14,014,493	18,002,125
Derivate assets		4,343	16,560	—	20,903
Securities at fair value through other comprehensive income		2,510,057	215,237	—	2,725,294
Securities at amortized cost		6,493,106	—	—	6,493,106
Other assets		138	17,280	177	17,595

	~~W~~	13,507,574	14,189,435	14,212,473	41,909,482

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	3,817	48	—	3,865
Other liabilities		103	21,683	—	21,786

	~~W~~	3,920	21,731	—	25,651

ii) The maximum risk exposure of the Group relating to its interests in unconsolidated structured entities as of December 31, 2020 and 2021 are as follows:

	2020
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	14,008,081	12,411,988	9,488,713	35,908,782
ABS and ABCP purchase agreements		932,113	2,300	1,923,035	2,857,448
Loan commitments		618,030	707,860	—	1,325,890
Guarantees		87,293	—	—	87,293
Others		—	123,210	5,887	129,097

	~~W~~	15,645,517	13,245,358	11,417,635	40,308,510

	2021
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	13,507,574	14,189,435	14,212,473	41,909,482
ABS and ABCP purchase agreements		895,273	2,210	2,703,353	3,600,836
Loan commitments		439,843	984,082	6,900	1,430,825
Guarantees		21,200	105,550	—	126,750
Others		—	150,579	—	150,579

	~~W~~	14,863,890	15,431,856	16,922,726	47,218,472